Cash and Investments - Fair Value Disclosures, Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) investment	Dec. 31, 2019 USD ($) investment
Disclosure of fair value measurement of assets [line items]
Assets	$ 74,054.0	$ 70,508.5
Net asset value
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Credit spread
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Equity volatility
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Discount rate
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Long term growth rate
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
Net asset value | Limited partnerships and other - largest investment | Beverage manufacturing
Disclosure of fair value measurement of assets [line items]
Assets	$ 299.5	482.3
Net asset value | Limited partnerships and other - largest investment | Industrials
Disclosure of fair value measurement of assets [line items]
Assets	191.8	128.3
Net asset value | Limited partnerships and other - largest investment | Oil and gas extraction
Disclosure of fair value measurement of assets [line items]
Assets	$ 146.4
Net asset value | Limited partnerships and other - largest investment | Household appliance manufacturing
Disclosure of fair value measurement of assets [line items]
Assets		$ 128.9
Net asset value | Limited partnerships and other
Disclosure of fair value measurement of assets [line items]
Number of investments | investment	51	49
Discounted cash flow | Limited partnerships and other
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 174.9
Discounted cash flow | Private equity funds
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 4.5
Discounted cash flow | Private placement debt securities
Disclosure of fair value measurement of assets [line items]
Number of investments | investment	10	16
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 14.8
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	17.7
Discounted cash flow | Private placement debt securities - largest investment
Disclosure of fair value measurement of assets [line items]
Assets	438.6	$ 442.1
Discounted cash flow | Private company preferred shares | Equity volatility
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	25.8
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	25.9
Discounted cash flow | Private company preferred shares | Discount rate
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	54.2
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	45.1
Discounted cash flow | Private company preferred shares | Long term growth rate
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	17.4
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	15.8
Discounted cash flow | Private placement preferred shares | Credit spread
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	8.4
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 8.2
Market approach | Private placement debt securities
Disclosure of fair value measurement of assets [line items]
Number of investments | investment	22	6
Market approach | Private placement debt securities - largest investment
Disclosure of fair value measurement of assets [line items]
Assets	$ 111.5	$ 108.1
Option pricing model | Warrants
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	22.7
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 23.5